Revenue from Contracts with Customers: Construction services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contracts with Customers:
Compulsory works	$ 28,056	$ 87,259
Construction services (Note 3.1.3)	1,236,193	935,774	$ 1,844,216
Airplan
Revenue from Contracts with Customers:
Compulsory works	151,805	15,672	35,154
Complementary works	24,193	296,703	152,140
Construction services (Note 3.1.3)	$ 175,998	$ 312,375	$ 187,294